Employee Benefits - Change In Benefit Obligations Change In Plan Assets Funded Status (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in Benefit Obligations
Actuarial (gain) loss, net	$ (126)	$ (2,300)	$ 911
Pension
Change in Benefit Obligations
Beginning of year	19,567	21,531
Service cost	247	284	280
Interest cost	695	690	683
Plan amendments	0	230
Actuarial (gain) loss, net	2,860	(1,418)
Benefits paid	(1,248)	(1,475)
Curtailment and termination benefits	0	181	11
Settlements paid	(873)	(456)
End of year	21,248	19,567	21,531
Change in Plan Assets
Beginning of year	17,816	19,175
Actual return on plan assets	3,385	(494)
Company contributions	371	1,066
Benefits paid	(1,248)	(1,475)
Settlements paid	(873)	(456)
End of year	19,451	17,816	19,175
Funded Status
End of year	(1,797)	(1,751)
Health Care and Life
Change in Benefit Obligations
Beginning of year	16,364	19,460
Service cost	96	127	149
Interest cost	629	615	659
Plan amendments	(22)	(8)	(527)
Actuarial (gain) loss, net	(414)	(2,729)
Benefits paid	(984)	(1,101)
Curtailment and termination benefits	0	0	0
Settlements paid	0	0
End of year	15,669	16,364	19,460
Change in Plan Assets
Beginning of year	1,175	1,119
Actual return on plan assets	103	(26)
Company contributions	449	1,183
Benefits paid	(984)	(1,101)
Settlements paid	0	0
End of year	743	1,175	$ 1,119
Funded Status
End of year	$ (14,926)	$ (15,189)